Debt Instruments - Type and currency (Details) - MXN ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Financial assets
Financial assets	$ 1,616,873	$ 1,773,414
Debt instruments
Financial assets
Financial assets	513,568	573,046
Debt instruments | Mexican peso
Financial assets
Financial assets	310,871	405,184
Debt instruments | US dollar
Financial assets
Financial assets	152,971	108,411
Debt instruments | Brazilian real
Financial assets
Financial assets	25,744	23,870
Debt instruments | Other currencies
Financial assets
Financial assets	23,982	35,581
Issued by financial institutions
Financial assets
Financial assets	5,601	3,413
Other debt securities
Financial assets
Financial assets	5,140	6,448
SPAIN | Government debt securities
Financial assets
Financial assets	336,872	443,909
Financial assets pledged as collateral	1,509	744
Group | Government debt securities
Financial assets
Financial assets	165,955	119,276
Financial assets pledged as collateral	4,866	4,562
BRAZIL | Government debt securities
Financial assets
Financial assets	25,744	23,870
UNITED STATES | US Government Treasury Bills (T-BILLS)
Financial assets
Financial assets	113,155	91,976
UNITED STATES | US Government Treasury Notes (T-NOTES)
Financial assets
Financial assets	$ 27,056	$ 3,430